OTHER INVESTMENTS - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Investments [Line Items]
Balance at beginning of the year	$ 4,767	$ 69
Investment in marketable securities, at cost	3,753	5,497
FMV of investments received on asset disposal	9,851	0
Disposals	(9,288)	(1,032)
Gain (loss) on marketable securities	2,117	233
Balance at end of the year	$ 11,200	$ 4,767